Average Annual Total Returns - StrategicAdvisersIncomeOpportunitiesFund-PRO - StrategicAdvisersIncomeOpportunitiesFund-PRO - Strategic Advisers Income Opportunities Fund	Apr. 29, 2025
Strategic Advisers Income Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.41%
Past 5 years	3.94%
Past 10 years	4.69%
Strategic Advisers Income Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.71%
Past 5 years	1.58%
Past 10 years	2.29%
Strategic Advisers Income Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.99%
Past 5 years	1.97%
Past 10 years	2.51%
ML038
Average Annual Return:
Past 1 year	8.20%
Past 5 years	4.03%
Past 10 years	5.08%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%